Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Net income (loss)	$ (110)	$ 114	$ (5)	$ 339
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,025,312,845	1,025,234,000	1,025,273,638	1,025,234,000
Equity-classified awards (in shares)	0	1,814,150	0	1,241,177
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,025,312,845	1,027,048,150	1,025,273,638	1,026,475,177
Net income per ordinary share - basic (in USD per share)	$ (0.11)	$ 0.11	$ 0	$ 0.33
Net income per ordinary share - diluted (in USD per share)	$ (0.11)	$ 0.11	$ 0	$ 0.33